OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Amortization Of Finance Lease Assets And Obligations	We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk lease	Office Leases	Total
Balance as of January 1, 2023	10,361	3,764	1,521	15,646
Additions	—	—	—	—
Amortization	(903)	(1,494)	(261)	(2,658)
Balance as of June 30, 2023	9,458	2,270	1,260	12,988
We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Office Leases	Total
Balance as of January 1, 2023	13,355	3,837	1,405	18,597
Additions	—	—	—	—
Repayments	(1,003)	(1,479)	(303)	(2,785)
Foreign exchange translation	—	—	(5)	(5)
Balance as of June 30, 2023	12,352	2,358	1,097	15,807
Current portion	2,080	2,358	462	4,900
Non-current portion	10,272	—	635	10,907

Summary of Future Minimum Rental Payments Under Non-Cancelable Operating Leases	The future minimum rental payments under our non-cancelable operating leases as of June 30, 2023 are as follows:

(in thousands of $)
2023 (remaining six months)	3,274
2024	4,169
2025	3,369
2026	2,809
2027	2,809
2028	1,960
Thereafter	—
Total minimum lease payments	18,390
Less: Imputed interest	(2,583)
Present value of operating lease liabilities	15,807

Schedule of Future Minimum Operating Lease Revenue Receipts Under Non-Cancelable Operating Leases	The future minimum operating lease revenue receipts under our non-cancelable operating leases as of June 30, 2023 are as follows:

(in thousands of $)
2023 (remaining six months)	22,247
2024	38,384
2025	32,083
2026	107
Thereafter	—
Total minimum lease receipts	92,821